Label	Element	Value
Guggenheim Variable Insurance Funds Prospectus | Long Short Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Long Short Equity Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Long Short Equity Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy
,
hold
and
sell
shares of the Fund. Owners of
variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
160
% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	160.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund pursues its objective by investing, under normal market conditions, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in long and short positions of domestic equity securities or equity-related instruments, including swaps and other derivatives that provide long or short exposure to domestic equity securities. For purposes of determining compliance with the Fund’s 80% investment policy, equity-related derivatives generally will be valued based on their notional value.
The Fund seeks to achieve its investment objective by constructing portfolios that maintain long positions in instruments that provide exposure to risk factors the Advisor considers to be undervalued by the equity markets and sells short instruments that provide exposure to risk factors the Advisor considers to be overvalued by the equity markets. The Advisor considers both market risk factors generally and risks specific to the companies in which the
Fund invests. To construct the portfolios, the Advisor uses fundamentally-based, forward-looking forecasts of equity cash flows to generate return expectations for individual companies. Then, the expected returns for the universe of stocks is further evaluated using quantitative techniques to estimate the market’s implied valuation of broad market risk factors as well as company-specific risks. Finally, the Advisor applies its proprietary evaluation process to buy long those stocks (or derivatives that give exposure to the stocks) that give the portfolio both the broad risk characteristics and company-specific risks that are perceived to be undervalued and sell short those stocks (or derivatives that give exposure to the stocks) with characteristics that are perceived to be overvalued.
The Fund will ordinarily hold simultaneous long and short positions in equity securities or securities markets that provide exposure up to a level equal to 300% of the Fund’s net assets for both the long and short positions. That level of exposure is obtained through derivatives, including swap agreements. At any point in time, the Fund’s portfolio may be significantly net long or net short. The Fund’s overall net exposure will change as market opportunities change.
The Fund invests in equity securities, including small-, mid-, and large-capitalization securities, such as U.S. traded common stocks, American Depositary Receipts (“ADRs”) and other investment companies, but also may invest in derivative instruments which primarily consist of swaps on baskets of selected equity securities, futures contracts, and options on securities, futures contracts, and stock indices. The Fund’s investments in derivatives enable the
Fund to pursue its investment objective without investing directly in the securities of companies to which the Fund is seeking exposure. The Fund also may invest in derivatives to hedge or gain leveraged exposure to a particular industry, style or company depending on market conditions.
Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the
Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant.
Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. The Fund also may enter into short sales of broad-based stock indices for hedging purposes in an effort to reduce portfolio risk or volatility. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. On a day-to-day basis, the Fund may hold U.S.
government securities, short-term, high quality (rated AA or higher) fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and other cash equivalents with maturities of one year or less to collateralize its derivatives positions or for defensive purposes to seek to avoid losses during adverse market conditions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct significant trading activity at or just prior to the close of the U.S. financial markets.
Because the Fund seeks to gain exposure to different industries and sectors in the economy, from time to time, the
Fund is expected to invest a significant percentage of its assets in issuers in one or more groups of industries or sectors of the economy. While the Fund’s sector and industry exposure may vary over time, as of March 31,
2021
,
the Fund has significant exposure to the Communication Services Sector, Consumer
Discretionary
Sector, Consumer
Staples
Sector, Financials Sector, Health Care Sector, Industrials Sector, Information
Technology Sector,
Materials
Sector,
Real Estate Sector, and Utilities Sector, as each sector is defined by the Global Industry Classification
Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund pursues its objective by investing, under normal market conditions, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in long and short positions of domestic equity securities or equity-related instruments, including swaps and other derivatives that provide long or short exposure to domestic equity securities. For purposes of determining compliance with the Fund’s 80% investment policy, equity-related derivatives generally will be valued based on their notional value.Because the Fund seeks to gain exposure to different industries and sectors in the economy, from time to time, the Fund is expected to invest a significant percentage of its assets in issuers in one or more groups of industries or sectors of the economy. While the Fund’s sector and industry exposure may vary over time, as of March 31, 2021, the Fund has significant exposure to the Communication Services Sector, Consumer Discretionary Sector, Consumer Staples Sector, Financials Sector, Health Care Sector, Industrials Sector, Information Technology Sector, Materials Sector, Real Estate Sector, and Utilities Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
Counterparty Credit Risk
—The Fund
makes investments
in financial instruments
and OTC-traded derivatives
involving counterparties
to gain exposure to a particular group of securities, index
,
asset class
or other reference
asset
without actually purchasing those securities or investments, to hedge a position
, or for other investment
purposes
.
Through these
investments and related arrangements
(
e
.
g.
,
prime brokerage or securities lending
arrangements or derivatives transactions)
, the Fund is exposed to
credit risks
that the counterparty may be unwilling
or unable to make timely payments
or otherwise
to meet its contractual obligations
. If the counterparty becomes
bankrupt or defaults on
(or otherwise becomes unable or unwilling to perform)
its payment
or other
obligations to the
Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering
the collateral or other assets held by, or on behalf of, the counterparty
. If this occurs, the value of your shares in the
Fund will decrease.
Depositary Receipt Risk
—The Fund may hold the securities of non-U.S. companies in the form of depositary
receipts
. The underlying securities of the
depositary receipts
in the Fund’s portfolio are subject to fluctuations in
foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the
depositary receipts
may change materially when the U.S. markets are not open for trading.
Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.
Derivatives Risk
—
Derivatives
may pose risks in addition to and greater than those associated with investing directly in securities
,
currencies
or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.
The Fund’s use of
derivatives to obtain short exposure may result in greater volatility of the Fund's net asset value ("NAV") per share.
If
the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited.
In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened counterparty credit, liquidity and valuation risks.
Certain
risks
also
are specific to the derivatives in which the Fund invests.
Futures Contracts Risk
—Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures are also subject to leverage and liquidity risks.
Options Risk
—Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price.
Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.
Swap Agreements Risk
—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index).
Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain
standardized swaps
, must be
exchange-traded
through a futures commission merchant and
/or
cleared through
a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks.
While exchange trading and
central
clearing
are intended
to reduce counterparty credit risk and increase liquidity,
they do
not make swap
transactions risk-free.
Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
Early Closing Risk
—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.
Equity Securities Risk
—
Equity securities include common stocks and other equity and equity-related securities
(and securities convertible into stocks). The prices
of
equity securities generally fluctuate in value more than fixed
-income
investments,
may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company
’s
financial condition and changes in the overall market or economy. A decline in the
value of equity
securities held by the Fund will adversely affect
the value of your investment in the Fund.
Common stocks generally
represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part
, or
even all,
of its investment in a company’s stock
.
Hedging Risk
—The Fund may, but is not required to,
engage in various investments or
transactions that are
designed to hedge
a position that the Fund holds
. There can be no assurance that the Fund’s hedging investments or transactions will be effective. Hedging investments or transactions involve costs and may reduce gains or result in
losses, which may adversely affect the
Fund
.
Investment in Investment Vehicles Risk
—Investing in other investment vehicles, including
exchange
-
traded funds
(“
ETFs”)
,
closed
-
end
funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares and the listing exchange may halt trading of the ETF’s shares.
Large
-
Capitalization Securities Risk
—The Fund is subject to the risk that large-capitalization
securities
may
underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.
Leveraging Risk
—The Fund’s investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.
Liquidity and Valuation Risk
—
It
may be difficult for the Fund to purchase and sell
particular
investments
within a
reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund
’
s
NAV, causing the Fund to be less liquid
and unable to realize what the Advisor believes should be the price of the investment
.
Valuation of portfolio investments may be difficult,
such as during periods of market turmoil or reduced
liquidity,
and
for investments that may
,
for example
,
trade infrequently
or irregularly
. In
these
and other circumstances,
an investment may be valued using fair value methodologies
,
which are inherently subjective,
reflect good faith
judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time
.
These risks are heightened for fixed-income and other debt instruments because of the current low interest rate environment.
Management Risk
—The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Fund to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active and frequent
trading that can accompany active
management, also called “high turnover,” may have a negative impact on performance. Active and frequent
trading
may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Fund. Active
and frequent
trading
may
also
result in adverse tax consequences.
There is no guarantee that the Fund will be able to neutralize or limit exposure to general stock market risk. The
Fund’s use of short sales in combination with its long positions in an attempt to limit direct market exposure and improve performance may be unsuccessful and may result in greater losses or lower positive returns than if the Fund held only long positions. During times when the overall market is performing strongly, the Fund may underperform the market because the Fund’s short positions may be more likely to lose money than during other market conditions.
Market Risk
—The
value of
,
or income generated by,
the
investments
held by the Fund may fluctuate
rapidly and
unpredictably and the Fund may incur losses as a result of
factors affecting individual companies or
issuers or
particular industries.
In addition, developments related to
economic, political
,
social, public health,
market or other
conditions may cause volatility in financial markets and reduced liquidity in equity, credit and/or debt markets, which could adversely impact the Fund and its investments
.
Under such conditions, the Fund may experience significant
redemption activity by shareholders and could be forced to sell portfolio securities or other assets at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund’s investments may perform poorly or underperform the general securities markets or other types of securities. Governmental authorities and regulators have enacted and continue to enact significant fiscal and monetary policy changes designed to support financial markets, which present heightened risks to markets and Fund investments and are resulting in low interest rates and in some cases, negative yields, and such risks could be even further heightened if these actions are discontinued, disrupted, reversed or are ineffective in achieving their desired outcomes. It is unknown how long current circumstances will persist, whether they will reoccur in the future and whether efforts to support the economy and financial markets will be successful.
Mid
-
Capitalization Securities Risk
—The Fund is subject to the risk that
mid
-capitalization
securities
may
underperform other segments of the equity market or the equity market as a whole. Securities of mid
-capitalization
companies may
be more speculative
,
volatile and less liquid
than securities of
large companies
.
Mid
-capitalization
companies
tend to have inexperienced management as well as limited product and market diversification and
financial resources
and may
be more vulnerable to adverse developments than
large
capitalization companies.
Non
-
Diversification Risk
—
The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
OTC
Trading Risk
—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.
Portfolio Turnover Risk
—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.
Real Estate Investment Trusts
(
“
REITs
”
)
Risk
—
In addition to the risks pertaining to
real estate
investments more
generally,
REITs
are
subject
to additional risks
.
The value of a REIT can
depend
on the structure of and cash flow
generated by the REIT
. REITs
whose investments
are concentrated in a limited number or type of
properties,
investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments
.
REITs are also subject to certain provisions
under federal tax law
. In
addition, REITs
may
have
expenses,
including advisory and administration expenses, and
the Fund
and its
shareholders will incur its pro rata share of the underlying expenses.
Regulatory and Legal Risk
—U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
Repurchase Agreements and Reverse Repurchase Agreements Risk
—In the event of the insolvency of the
counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities or other assets
sold by the Fund, may
be delayed. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.
Sector Risk
—The Fund is subject to the Sector Risks described below.
Communication Services Sector Risk.
The Fund's investments are exposed to issuers conducting business in the Communication Services Sector. The Communication Services Sector includes companies that facilitate communication and offer related content and information through various mediums. It includes telecom and media & entertainment companies including producers of interactive gaming products and companies engaged in content and information creation or distribution through proprietary platforms. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Communication Services
Sector. The performance of companies operating in the Communication Services Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Increased sensitivity to short product cycles and aggressive pricing, challenges in bringing products to market and changes in demographics and consumer tastes also can affect the demand for, and success of, communication services products and services in the marketplace.
Consumer Discretionary Sector Risk.
The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector. The performance of companies operating in the
Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.
Consumer Staples Sector Risk.
The Fund’s investments are exposed to issuers conducting business in the
Consumer Staples Sector. The Consumer Staples Sector includes manufacturers and distributors of food, beverages and tobacco and producers of non-durable household goods and personal products. It also includes food and drug retailing companies as well as hypermarkets and consumer super centers. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Staples
Sector. The performance of companies operating in the Consumer Staples Sector has historically been closely tied to the performance of the overall economy, and also is affected by consumer confidence, demands and preferences, and spending. In addition, companies in the Consumer Staples Sector may be subject to risks pertaining to the supply of, demand for, and prices of raw materials.
Financials Sector Risk.
The Fund's investments are exposed to issuers conducting business in the Financials
Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage
and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate
Investment Trusts (REITs) sub-industries. Certain Financials Sector companies
serve as counterparties with
which the Fund may enter into derivatives agreements or other similar contractual arrangements. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector, which may adversely affect a company's ability to fulfill its obligations as a financial counterparty. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and may fluctuate significantly when interest rates change or due to increased competition.
Health Care Sector Risk.
The Fund's investments are exposed to issuers conducting business in the Health
Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health
Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.
Industrials Sector Risk.
The Fund's investments are exposed to issuers conducting business in the Industrials
Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery, and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, and research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.
Information Technology Sector Risk.
The Fund's investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.
Materials Sector Risk.
The Fund's investments are exposed to issuers conducting business in the Materials
Sector. The Materials Sector includes companies that manufacture chemicals, construction materials, glass, paper, forest products and related packaging products, and metals, minerals and mining companies, including producers of steel. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Materials Sector. The prices of the securities of companies operating in the Materials
Sector may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S.
dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.
Real Estate Sector Risk.
The Fund's investments are exposed to issuers conducting business in the Real
Estate Sector. The Real Estate Sector contains companies operating in real estate development and operations. It also includes companies offering real estate-related services and REITs. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Real Estate Sector.
The performance of companies operating in the Real Estate Sector has historically been cyclical and particularly sensitive to the overall economy and market changes, including declines in the value of real estate or, conversely, saturation of the real estate market, economic downturns and defaults by borrowers or tenants during such periods, increases in competition, limited availability of mortgage funds or other limits to accessing the credit or capital markets, and changes in interest rates.
Utilities Sector Risk.
The Fund's investments are exposed to issuers conducting business in the Utilities
Sector. The Utilities Sector includes utility companies such as electric, gas and water utilities. It also includes independent power producers and energy traders and companies that engage in generation and distribution of electricity using renewable sources. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Utilities Sector. The prices of the securities of companies operating in the
Utilities Sector are closely tied to government regulation and market competition.
Short Sale and Short Exposure Risk
—Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security. A short exposure through a derivative exposes the Fund to counterparty credit
and
leverage
risks
. The risk for loss on a short sale or other short exposure
,
which, in some cases, may be theoretically
unlimited,
is greater than a direct investment in the security itself because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased.
Government actions also may affect the
Fund’s ability to engage in short selling.
Small
-
Capitalization Securities Risk
—The Fund is subject to the risk that small-capitalization
securities
may
underperform other segments of the equity market or the equity market as a whole.
Securities of small-capitalization
companies may
be more speculative
,
volatile and less liquid
than securities of larger
companies
. Small-capitalization
companies
tend to have inexperienced management as well as limited product and market diversification and
financial resources
and may
be more vulnerable to adverse developments than
mid-
or large-
capitalization
companies.
Trading Halt Risk
—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and fully invest its assets, which could adversely affect performance, and may prevent the Fund from achieving its investment objective.
U.S.
Government Securities Risk
—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government.
U.S. government securities
are subject to the risks associated with fixed-income and debt securities, particularly interest rate
risk
and credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index
, the S&P 500
®
Index, and other comparative benchmark, the
Morningstar Long/Short Equity Category Average
.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
On
May 31, 2017
, the Fund’s principal investment strategies were revised; therefore, the performance and average annual total returns shown for periods prior to
May 31, 2017
may have differed had the Fund’s current principal
investment strategies been in effect during those periods.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index, the S&P 500® Index, and other comparative benchmark, the Morningstar Long/Short Equity Category Average.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter Return		Lowest Quarter Return
Q2 2020	9.82%	Q3 2011	-15.62%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2020)
Guggenheim Variable Insurance Funds Prospectus | Long Short Equity Fund | Variable Annuity
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.90%
Other Expenses	rr_OtherExpensesOverAssets	0.83%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
1 Year	rr_ExpenseExampleYear01	$ 176
3 Years	rr_ExpenseExampleYear03	545
5 Years	rr_ExpenseExampleYear05	939
10 Years	rr_ExpenseExampleYear10	$ 2,041
2011	rr_AnnualReturn2011	(6.56%)
2012	rr_AnnualReturn2012	4.43%
2013	rr_AnnualReturn2013	17.46%
2014	rr_AnnualReturn2014	2.79%
2015	rr_AnnualReturn2015	1.26%
2016	rr_AnnualReturn2016	0.65%
2017	rr_AnnualReturn2017	14.85%
2018	rr_AnnualReturn2018	(12.94%)
2019	rr_AnnualReturn2019	5.54%
2020	rr_AnnualReturn2020	4.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.62%)
Label	rr_AverageAnnualReturnLabel	Long Short Equity Fund
Past 1 Year	rr_AverageAnnualReturnYear01	4.93%
Past 5 Years	rr_AverageAnnualReturnYear05	2.19%
Past 10 Years	rr_AverageAnnualReturnYear10	2.89%
Guggenheim Variable Insurance Funds Prospectus | Long Short Equity Fund | Morningstar Long/Short Equity Category Average (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Long/Short Equity Category Average (reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	3.62%
Past 5 Years	rr_AverageAnnualReturnYear05	3.57%
Past 10 Years	rr_AverageAnnualReturnYear10	3.97%
Guggenheim Variable Insurance Funds Prospectus | Long Short Equity Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	18.40%
Past 5 Years	rr_AverageAnnualReturnYear05	15.22%
Past 10 Years	rr_AverageAnnualReturnYear10	13.88%

[1]	"Other Expenses” does not include fees paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment returns of the swap contracts) and represent an indirect cost of investing in the Fund.